Share capital, stock options and other stock-based plans	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
13. Share capital, stock options and other stock-based plans:

During the three and six months ended June 30, 2025, the Company issued 24,273 and 68,071 common shares, respectively, net of cancellations, upon exercises of share units (three and six months ended June 30, 2024 – 35,210 and 83,862 common shares, respectively). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units (“Units”):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the three and six months ended June 30, 2025, the Company recognized $451 and $736, respectively (three and six months ended June 30, 2024 - $1,083 and $1,492, respectively) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Six months ended June 30, 2025		Six months ended June 30, 2024
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	524,322	$11.75	478,643	$15.68
Granted	137,151	3.99	169,835	8.56
Exercised	(68,071)	17.48	(83,862)	17.93
Forfeited/expired	(117,296)	11.36	(38,406)	26.07
Outstanding, end of period	476,106	$8.78	526,210	$12.23
Units outstanding and exercisable, end of period	491	$31.07	15,052	$11.41

During the six months ended June 30, 2025, 137,151 share units were granted to certain employees and directors (six months ended June 30, 2024 - 169,835). This included nil restricted share units (“RSUs”) (six months ended June 30, 2024 - 50,000), nil performance share units (“PSUs”) (six months ended June 30, 2024 - nil) and 137,151 deferred share units ("DSUs") (six months ended June 30, 2024 - 119,835).

Values of PSUs are determined using the Monte–Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan.

As at June 30, 2025, $540 of compensation expense related to Units awarded has yet to be recognized in results from operations and will be recognized ratably over 1.6 years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at June 30, 2025 as follows:

June 30, 2025
(CDN $)
Share units:
Outstanding	$2,578
Exercisable	15
Exercised	285
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of revenue	$—	$36	$—	$77
Research and development	15	53	28	163
General and administrative	433	945	680	1,144
Sales and marketing	3	49	28	108
	$451	$1,083	$736	$1,492

Of the stock-based compensation expense recognized in the three and six months ended June 30, 2025, $181 and $393 will settle in shares and $270 and $343 will settle in cash respectively (three and six months ended June 30, 2024 - $302 and $633 will settle in shares and $781 and $859 will settle in cash, respectively).